Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Short-term borrowing	$ 0	$ 250
Long-term borrowing	$ 1,800	$ 0
Annual interest rate	7.00%	7.00%